ACQUISITION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2023
Sale Of Business [Abstract]
ACQUISITION OF SUBSIDIARIES
37	ACQUISITION OF SUBSIDIARIES

On 3 October 2023, the Group acquired the entire issued share capital of Tamar Ship Management Limited (“TSM”) and Taylor Maritime Management Limited (“TMM”) from a related party of TMI, obtaining control of both companies. TSM is a technical ship management company and TMM is a commercial and operational ship management company. Both companies qualify as a business as defined in IFRS 3
Business Combinations
. TSM and TMM were acquired as their current operations are aligned with the Group’s practice and strategy. The acquisitions will further increase the Group’s revenue streams in terms of ship management income, achieve savings on the technical side with a larger fleet and unlock synergies in our commercial deployment of the dry bulk fleet
.

The amounts recognised in respect of the identifiable assets acquired and liabilities assumed at the date of acquisition are set out below:

	TSM	TMM	Total
	2023	2023	2023
	US$’000	US$’000	US$’000

Cash and bank balances including restricted cash	1,733	2,562	4,295
Trade receivables	72	362	434
Other receivables and prepayments	371	184	555
Due from related parties	-	2	2
Ships, property, plant and equipment	128	58	186
Right-of-use assets	80	-	80
Tax recoverable	67	-	67
Intangible assets	3,018	2,142	5,160
Trade and other payables	(2,268)	(880)	(3,148)
Deferred tax liabilities	(477)	(364)	(841)
Due to related parties	(233)	-	(233)
Lease liabilities	(80)	-	(80)
Income tax payable	-	(2,143)	(2,143)
Fair value of net identifiable assets acquired	2,411	1,923	4,334
Goodwill arising on acquisition (a)	3,454	4,470	7,924
Total consideration	5,865	6,393	12,258

Satisfied by:
Cash	760	1,487	2,247
Equity instruments (b)	975	975	1,950
Earn-out consideration (c)	4,130	3,931	8,061
	5,865	6,393	12,258

(a)
The goodwill arising from the acquisition reflects the expected synergies from combining operations of the acquiree and acquirer as well as intangible assets that do not qualify for separate recognition. None of the goodwill is expected to be deductible for tax purposes.

(b)
 The fair value of the 106,791 ordinary shares issued to sellers of acquiree as part of the purchase consideration was US$975,000 for TSM and TMM each. This was determined based on the share price on the date of acquisition.

(c)
The earn-out consideration is payable in shares of the Company on the first and second anniversary from acquisition completion date. The Company has an option to substitute the shares for cash. The value payable is dependent on the number of vessels under TSM and TMM’s management with a maximum of US$3,900,000. The earn-out becomes immediately payable with a 20% premium in the event of change in buyer control following which the Company’s shares will no longer be listed on the NASDAQ or the JSE. The amount payable including the 20% premium can range from US$Nil to a maximum of US$5,004,000 and US$4,277,000 for TSM and TMM respectively. The fair value was determined by applying the scenario-based method which involves the use of multiple outcomes with probability-weighing the earn-out consideration payable under each outcome.

	TSM	TMM	Total
Net cash outflows arising on acquisition of	2023	2023	2023
	US$’000	US$’000	US$’000

Cash consideration	(760)	(1,487)	(2,247)
Less: cash and bank balances including restricted cash	1,733	2,562	4,295
Net cash received from acquisition of subsidiaries	973	1,075	2,048

Acquisition-related costs amounting to US$155,000, have been excluded from the consideration transferred and have been recognised as an expense in the period, within the Other operating (expenses) income line item in profit or loss.

The acquisition of TSM and TMM contributed US$2,829,000 revenue and US$328,000 profit to the Group’s loss for the period between the date of acquisition and the reporting date.

If the acquisition of TSM and TMM had been completed on the first day of the financial year, Group revenue for the year would have been US$399,984,000 and Group loss would have been US$6,300,000.

Accounting policy

Acquisition of subsidiaries and businesses are accounted for using the acquisition method.  The consideration for each acquisition is measured at the aggregate of the fair values of assets given, liabilities incurred by the Group to the former owners of the acquiree, and equity interests issued by the Group in exchange for control of the acquiree.  Acquisition-related costs are recognised in profit or loss as incurred. At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognised at their fair value at the acquisition date.

Goodwill is measured as the excess of the sum of the consideration transferred over the net acquisition-date amounts of the identifiable assets acquired and the liabilities assumed.

The earn-out contribution payable is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. It is remeasured to fair value at subsequent reporting dates with changes in fair value recognised in profit or loss.